Significant Accounting Policies (Policies)	12 Months Ended
Sep. 30, 2013
Significant Accounting Policies [Abstract]
Cash and Cash Equivalents
Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company maintains its cash deposits with major financial institutions.

Investment Held in Trust
Investment Held in Trust

The amounts held in the Trust Account represent substantially all of the proceeds of the Offering and the Private Placement and are classified as restricted assets since such amounts can only be used by the Company in connection with the consummation of a Business Combination. The funds held in the Trust Account are invested primarily in a highly liquid treasury bills.

Use of Estimates
Use of Estimates

The preparation of the financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of expenses during the reporting period. Actual results could differ from those estimates. Significant estimates include the valuation of the warrant liability and the value of the unit purchase option issued to the underwriter.

Concentration of Credit Risk
Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which at times, may exceed the Federal depository insurance coverage of $250,000. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Warrant Liability
Warrant Liability

The Company accounts for the 4,200,000 warrants issued in connection with the Offering and the 3,600,000 Insider Warrants issued in connection with the Private Placement in accordance with the guidance contained in ASC 815-40-15-7D whereby under that provision they do not meet the criteria for equity treatment and must be recorded as a liability. Accordingly, the Company classifies the warrant instruments as liabilities at their fair value. This liability is subject to re-measurement at each balance sheet date until the warrants are exercised or expire, and any change in fair value is recognized in the Company’s statement of operations.

The fair value of the warrant liability was determined by the Company using the Binomial Lattice pricing model.  This model is dependent upon several variables such as the instrument's expected term, expected strike price, expected risk-free interest rate over the expected instrument term, the expected dividend yield rate over the expected instrument term expected volatility of the Company’s stock price over the expected term, expected time to complete a Business Combination and estimated probability of completing a successful Business Combination.  The expected term represents the period of time that the instruments granted are expected to be outstanding.  The expected strike price is based upon a weighted average probability analysis of the strike price changes expected during the term as a result of the down round protection.  The risk-free rates are based on U.S. Treasury securities with similar maturities as the expected terms of the options at the date of valuation.  Expected dividend yield is based on historical trends.  The Company measures volatility using a blended weighted average of the volatility rates for a number of similar publicly-traded companies along with the Company’s historical volatility.

	September 30, 2013	November 29, 2012	October 24, 2012
The Company’s stock price	$10.19	$10.00	$10.00
Dividend yield (per share)	N/A	N/A	N/A
Risk-free interest rate	1.40%	1.05%	1.21%
Expected volatility rate	25.634%	27.419%	27.510%

Income Taxes
Income Taxes

The Company accounts for income taxes under ASC Topic 740 “Income Taxes” (“ASC 740”). ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statement and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. ASC 740 also provides guidance on de-recognition, classification, interest and penalties, accounting in interim period, disclosure and transition. The Company has identified the British Virgin Islands as it’s only ‘‘major’’ tax jurisdiction, as defined. Based on the Company’s evaluation, it has been concluded that there are no significant uncertain tax positions requiring recognition in the Company’s financial statements.

The Company’s policy for recording interest and penalties associated with audits is to record such expense as a component of income tax expense. There were no amounts accrued for penalties or interest as of or during the period from February 8, 2012 (inception) through September 30, 2013. Management is currently unaware of any issues under review that could result in significant payments, accruals or material deviations from its position.

Loss per Share
Loss per Share

The Company complies with accounting and disclosure requirements of ASC 260, “Earnings Per Share.” Basic loss per share is computed by dividing net loss attributable to outstanding ordinary shares by the weighted-average number of outstanding ordinary shares during the period. Ordinary shares subject to possible redemption at September 30, 2013 and for the period of February 8, 2012 (inception) through September 30, 2012 of 3,184,175 and 0, respectively, have been excluded from the calculation of basic loss per share since such shares, if redeemed, only participate in their pro rata share of the amounts held in the Trust Account. For the period from February 8, 2012 (inception) through September 30, 2012, 133,333 ordinary shares that were forfeited due to the underwriter’s over-allotment option not being exercised in full are excluded from the calculation of basic loss per share. Loss per share assuming dilution would give effect to dilutive options, warrants, and other potential ordinary shares outstanding during the period. The Company has not considered the effect of warrants to purchase 7,800,000 ordinary shares and an option to purchase 400,000 Units in the calculation of diluted loss per share, since the exercise of the warrants and the option is contingent upon the occurrence of future events.

Ordinary Shares Subject to Possible Redemption
Ordinary Shares Subject to Possible Redemption

There are 3,184,175 ordinary shares as part of Units (the “Units”) issued in the Offering, which contained a conversion feature which are subject to redemption. In accordance with ASC 480, “Distinguishing Liabilities from Equity” (“ASC 480”) redemption provisions not solely within the control of the Company require the security to be classified outside of permanent equity.

Accordingly, at September 30, 2013, 3,184,175 of the 4,200,000 public shares were classified outside of permanent equity at its redemption value because the redemption rights are subject to the occurrence of uncertain events that are outside of the Company’s control.  The number of ordinary shares which could be subject to possible redemption  will change depending on factors (e.g. expenses, changes in fair value of the warrant liability, etc.) which  affect the Company’s tangible net asset value. The redemption value at September 30, 2013 was equal to approximately the pro rata share of the aggregate amount then on deposit in the Trust Account (approximately $10.33 per share at September 30, 2013).

Fair Value of Financial Instruments
Fair Value of Financial Instruments

Unless otherwise disclosed, the fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”), approximates the carrying amounts represented in the balance sheet.

Recent Accounting Pronouncements
Recent Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on the accompanying financial statements.

Subsequent Events
Subsequent Events

Management evaluates events that have occurred after the balance sheet date but before the financial statements are issued. Based upon the evaluation, management did not identify any recognized or non-recognized subsequent events that would have required adjustment or disclosure in the consolidated financial statements other than described in Note 12.